Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 53,687	$ 24,667	$ 39,440
Adjustments to reconcile net income to net cash provided by operating activities:
Group's share in losses (gains) of companies accounted for at equity	66	(517)	(1,124)
Depreciation and amortization	36,049	32,553	43,646
Changes in value of debentures, net	(3,252)	3,604	5,277
Increase (decrease) in employee benefit liabilities	272	(91)	752
Loss from sale of property, plants and equipment	3	13	26
Stock-based compensation expenses	3,291	3,096	4,552
Changes in value of short-term and long-term loans from banks and others and deposits, net	(2,815)	5,933	6,731
Changes in deferred taxes, net	(4,707)	(5,941)	(12,819)
Change in liability in respect of business combinations	2,717	1,494	1,531
Loss from sale and increase in value of marketable securities classified as trading		120	149
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	165	663	716
Realized gain from sale of debt instruments at fair value through other comprehensive income		(106)	(94)
Change in value of dividend preference derivative in TSG			(260)
Working capital adjustments:
Decrease (increase) in inventories	(552)	(796)	1,037
Increase in trade receivables	(39,427)	(18,403)	(38,223)
Decrease (increase) in other current and long-term accounts receivable	(9,141)	(2,340)	755
Increase (decrease) in trade payables	163	(11,245)	6,086
Increase (decrease) in other accounts payable, employees and payroll accrual and other long-term liabilities	(8,146)	(7,477)	7,199
Increase (decrease) in deferred revenues	(1,373)	17,431	15,718
Net cash provided by operating activities	27,000	42,658	81,095
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix B)	(28,495)	(116,043)	(119,103)
Payments to former shareholders of consolidated companies	(7,338)	(7,598)	(8,817)
Purchase of intangible assets	(180)
Purchase of property and equipment	(9,138)	(7,028)	(9,573)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income	2,000	39,406	40,622
Proceeds from sale of property, plants and equipment	288
Investment in and loans to affiliates and other companies		(25)	(25)
Change in short-term and long-term deposits, net	(252)	(26)	(888)
Capitalization of software development and other costs	(6,480)	(7,284)	(9,338)
Net cash used in investing activities	(49,595)	(98,598)	(107,122)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	769	835	3,240
Issuance of Magic's ordinary shares	25,404
Dividend paid to non-controlling interests and redeemable non- controlling interests in subsidiaries	(24,517)	(22,467)	(31,231)
Dividend to Formula's shareholders	(5,011)	(7,070)	(12,081)
Short-term bank credit, net	52,366	14,527	(21,176)
Repayment of long-term loans from banks and others	(32,050)	(32,236)	(46,065)
Receipt of long term loans	26	11,181	52,734
Proceeds from issuance of debentures, net	45,356	78,229	78,229
Repayment of long-term liabilities to office of the chief scientist	(213)	(275)	(502)
Repayment of debentures	(9,383)	(3,656)	(3,656)
Purchase of non-controlling interests	(757)
Repayment of capital lease		(480)	(480)
Cash paid due to exercise of put option by redeemable non-controlling interests	(142)
Net cash provided by financing activities	51,848	38,588	19,012
Effect of exchange rate changes on cash and cash equivalents	(3,436)	12,271	12,912
Increase (decrease) in cash and cash equivalents	25,817	(5,081)	5,897
Cash and cash equivalents at beginning of year	245,947	240,050	240,050
Cash and cash equivalents at end of year	271,764	234,969	245,947
Non-cash activities:
Dividend payable to Formula's shareholders		5,011
Deferred payment to former shareholders of consolidated companies			652
Dividend payable to non-controlling interests and redeemable non-controlling interests	$ 5,172		$ 692